CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized gain (loss) arising during the period, tax	3,771.9	(782.3)	(2,402.1)
Net unrealized gain (loss) reclassified to earnings, tax	(103.8)	36.5	(320.7)